Events after the reporting date	9 Months Ended
Sep. 30, 2020
Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting date
Share-based payment plans
At its meeting on October 20, 2020, the board of directors granted to employees 417,792 restricted share awards representing 104,448 ADS with vesting over four years; no grants were made to executive management.